Organization and Business Operation (Details) - 3 - USD ($)						6 Months Ended	12 Months Ended
	Dec. 29, 2023	Oct. 12, 2023	Oct. 11, 2023	Jul. 18, 2023	Apr. 11, 2023	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Jul. 11, 2023
Organization and Business Operation [Line Items]
Investments held in Trust Account						$ 52,072,006	$ 50,477,963	$ 85,371,600
Working capital deficit						6,275,340	5,394,540
Working capital loan						1,500,000	1,500,000
Convertible promissory note, remaining drawable							412,500
Convertible promissory note			$ 50,000	$ 492,500	$ 412,500		842,500	$ 80,000
Borrowing amount				332,500
Sponsor amount	$ 200,000	$ 150,000				186,800
Convertible increased amount	$ 842,500	$ 642,500
Interest amount						$ 42,638	$ 18,021
Borrowed interest percentage						4.80%	4.80%
Required payment percentage									100.00%
Initial principal balance							$ 50,000
Drawings			400,000
Utilized fund			50,000
Convertible promissory note issued							975,000
Interest expense						$ 38,624	18,878
Convertible Promissory Note [Member]
Organization and Business Operation [Line Items]
Debt instrument initial borrowing capacity amount							$ 412,500
Borrowed interest percentage							4.86%
Sponsor [Member]
Organization and Business Operation [Line Items]
Working capital loan						1,143,237	$ 842,500
Convertible promissory note			450,000	$ 80,000	$ 412,500	$ 1,143,237
Sponsor [Member] | Going Concern Consideration [Member]
Organization and Business Operation [Line Items]
Convertible promissory note			$ 450,000